NOTE 3 - ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Deposit	$ 2,411	$ 2,682	$ 2,500
UK VAT Receivable	11,895	15,084	11,867
Prepayments	200	200
Accounts receivable	14,506	17,966	14,367
Subsequent Events [Abstract]
Deposit	2,411	2,682	2,500
UK VAT Receivable	11,895	15,084	11,867
Prepayments	200	200
Accounts receivable	$ 14,506	$ 17,966	$ 14,367